Commitments and Contingencies - Additional Information - Logitel (Details)	1 Months Ended						3 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($)	Oct. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Feb. 28, 2015 maintenance_and_safety_unit	Aug. 31, 2014 maintenance_and_safety_unit	Jun. 30, 2016 USD ($) hull	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2013 USD ($)
Loss Contingencies [Line Items]
Total principal								$ 3,173,229,000	$ 3,237,703,000
Write-down of assets related to newbuildings								318,078,000	40,079,000	$ 69,998,000
Reversed contingent liabilities								0	0	3,303,000
Final settlement of dispute between Logitel Offshore and Sevan | Settled litigation
Loss Contingencies [Line Items]
Loss contingency, amount of claim settled		$ 4,500,000
Settlement of claims between the subsidiaries and CeFront | Settled litigation
Loss Contingencies [Line Items]
Loss contingency, amount of claim settled			$ 10,000,000
Amount of litigation settlement paid			$ 7,500,000
Stavanger Spirit | Maximum
Loss Contingencies [Line Items]
Estimate of possible loss							$ 170,000,000
Nantong Spirit | Logitel Offshore Rig III LLC
Loss Contingencies [Line Items]
Range of possible losses in addition to what has already been accrued												$ 51,900,000
Nantong Spirit | Minimum
Loss Contingencies [Line Items]
Estimate of possible loss								10,000,000
Nantong Spirit | Maximum
Loss Contingencies [Line Items]
Estimate of possible loss								40,000,000
UMS segment
Loss Contingencies [Line Items]
Reversed contingent liabilities							14,500,000
Operating segments | UMS segment
Loss Contingencies [Line Items]
Write-down of assets related to newbuildings							$ 43,700,000	0	$ 43,650,000	$ 1,000,000
Logitel
Loss Contingencies [Line Items]
Percentage of ownership interest acquired						100.00%
Number of units for maintenance and safety | maintenance_and_safety_unit					1	3
Loss contingency accrual								$ 38,000,000
Logitel | Sevan Marine ASA
Loss Contingencies [Line Items]
Number of hulls to be converted | hull							2
Total principal													$ 60,000,000
Loan facility				$ 50,000,000
Estimated claim	$ 11,000,000
Logitel | Sevan Marine ASA | Vendor credit loan
Loss Contingencies [Line Items]
Loan facility													41,000,000
Logitel | Sevan Marine ASA | Cash loan
Loss Contingencies [Line Items]
Loan facility													$ 19,000,000
Logitel | CeFront Technology AS
Loss Contingencies [Line Items]
Estimated claim				3,800,000
Logitel | CeFront Technology AS | Nantong Spirit
Loss Contingencies [Line Items]
Estimated claim				20,200,000
Logitel | CeFront Technology AS | Arendal Spirit UMS
Loss Contingencies [Line Items]
Estimated claim				$ 3,300,000
Subsequent Event | Stavanger Spirit
Loss Contingencies [Line Items]
Range of possible losses in addition to what has already been accrued											$ 186,200,000